Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Consulting fees	$ 200	$ 200